Fair Value Measurements	12 Months Ended
Sep. 30, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 16 — Fair Value Measurements
Recurring Fair Value Measurements
The following table presents, on a gross basis, our financial assets and liabilities including both current and noncurrent portions, that are measured at fair value on a recurring basis within the fair value hierarchy as described in Note 2, as of September 30, 2018 and 2017:

	Asset (Liability)
	Level 1	Level 2	Level 3	Total
September 30, 2018:
Derivative instruments:
Assets:
Commodity contracts	$93.5	$117.5	$—	$211.0
Foreign currency contracts	$—	$20.6	$—	$20.6
Cross-currency contracts	$—	$0.9	$—	$0.9
Liabilities:
Commodity contracts	$(33.6)	$(9.8)	$—	$(43.4)
Foreign currency contracts	$—	$(14.4)	$—	$(14.4)
Interest rate contracts	$—	$(1.0)	$—	$(1.0)

Non-qualified supplemental postretirement grantor trust investments (a)	$40.8	$—	$—	$40.8

September 30, 2017
Derivative instruments:
Assets:
Commodity contracts	$27.2	$76.9	$—	$104.1
Foreign currency contracts	$—	$12.2	$—	$12.2
Liabilities:
Commodity contracts	$(27.7)	$(11.4)	$—	$(39.1)
Foreign currency contracts	$—	$(38.2)	$—	$(38.2)
Interest rate contracts	$—	$(2.3)	$—	$(2.3)
Cross-currency contracts	$—	$(2.9)	$—	$(2.9)

Non-qualified supplemental postretirement grantor trust investments (a)	$35.6	$—	$—	$35.6

(a)	Consists primarily of mutual fund investments held in grantor trusts associated with non-qualified supplemental retirement plans (see Note 7).

The fair values of our Level 1 exchange-traded commodity futures and option contracts and non-exchange-traded commodity futures and forward contracts are based upon actively quoted market prices for identical assets and liabilities. The remainder of our derivative instruments are designated as Level 2. The fair values of certain non-exchange-traded commodity derivatives designated as Level 2 are based upon indicative price quotations available through brokers, industry price publications or recent market transactions and related market indicators. The fair values of our Level 2 interest rate contracts, foreign currency contracts and cross-currency contracts are based upon third-party quotes or indicative values based on recent market transactions. The fair values of investments held in grantor trusts are derived from quoted market prices as substantially all of the investments in these trusts have active markets. There were no transfers between Level 1 and Level 2 during the periods presented.

Nonrecurring Fair Value Measurements

As discussed in Note 11, in April 2018, the Partnership’s senior management approved a plan to discontinue the use of certain indefinite-lived tradenames and trademarks, primarily associated with the Partnership’s January 2012 acquisition of Heritage Propane, over a period of approximately three years. This action required the Partnership to remeasure the fair values of these tradenames and trademarks based upon their remaining period of benefit. The Partnership used the relief from royalty method to estimate the fair values of the tradenames and trademarks, which method estimates our theoretical royalty savings from ownership of the tradenames and trademarks. Key assumptions used in this method include discount rates, royalty rates, growth rates and sales projections. These assumptions reflect current economic conditions, management expectations and projected future cash flows expected to be generated from these tradenames and trademarks. The Partnership has determined that the lowest level of the input that is significant to the fair value measurement are unobservable inputs that fall within Level 3 of the fair value hierarchy. As of the April 2018 measurement date, these tradenames and trademarks had an estimated fair value of $7.9.
Other Financial Instruments
The carrying amounts of other financial instruments included in current assets and current liabilities (except for current maturities of long-term debt) approximate their fair values because of their short-term nature. We estimate the fair value of long-term debt by using current market rates and by discounting future cash flows using rates available for similar type debt (Level 2). The carrying amount and estimated fair value of our long-term debt (including current maturities but excluding unamortized debt issuance costs) at September 30, 2018 and 2017 were as follows:

	2018	2017
Carrying amount	$4,199.4	$4,211.9
Estimated fair value	$4,150.3	$4,346.8

Financial instruments other than derivative instruments, such as short-term investments and trade accounts receivable, could expose us to concentrations of credit risk. We limit credit risk from short-term investments by investing only in investment-grade commercial paper, money market mutual funds, securities guaranteed by the U.S. Government or its agencies and FDIC insured bank deposits. The credit risk arising from concentrations of trade accounts receivable is limited because we have a large customer base that extends across many different U.S. markets and a number of foreign countries. For information regarding concentrations of credit risk associated with our derivative instruments, see Note 17. Our investment in a private equity partnership is measured at fair value on a non-recurring basis. Generally this measurement uses Level 3 fair value inputs because the investment does not have a readily available market value. See Note 2 for additional information on this investment.